SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION LEASES (Details)	Aug. 31, 2025	Feb. 28, 2025
Leases
Weighted-average remaining lease term - operating leases	2 years 6 months 29 days	3 years 6 months 29 days
Weighted-average discount rate – operating leases	5.25%	5.25%